Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 11, 2013
Document And Entity Information
Entity Registrant Name	Strata Oil & Gas, Inc.
Entity Central Index Key	0001227282
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding		75,706,210
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current
Cash	$ 134,125	$ 217,504
GST receivables	220	15,091
Prepaid expenses	5,002	8,736
Total current assets	139,347	241,331
Deposits	123,634	116,172
Office equipment, net (Note 3)		1,361
Oil and gas property interests (Note 5)	8,195,885	7,901,703
Total assets	8,458,866	8,260,567
Current
Accounts payable (Note7)	19,459	30,987
Accrued liabilities	14,970	26,183
Derivative liability (Note 4)	2,342,989	484,777
Total current liabilities	2,377,418	541,947
Asset retirement obligations (Note 6)	138,129	127,688
Total liabilities	2,515,547	669,635
Commitments and contingencies (Note 12)
Stockholders' equity
Preferred stock, no par value, unlimited shares authorized and unissued
Common stock, no par value, unlimited shares authorized; 74,643,710 shares issued and outstanding at December 31, 2012 (2011 - 69,412,043)
Additional paid-in capital	21,069,422	21,028,596
Accumulated deficit	(2,748,790)	(2,748,790)
Deficit accumulated during the exploration stage	(13,116,796)	(11,260,006)
Foreign currency translation adjustments	739,483	571,132
Total stockholders' equity	5,943,319	7,590,932
Total Liabilities and Stockholders' Equity	$ 8,458,866	$ 8,260,567

BALANCE SHEETS (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets Parenthetical
Common stock shares issued	74,643,710	69,412,043
Common stock shares outstanding	74,643,710	69,412,043

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended			90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Expenses
Salaries and benefits				$ 67,335
Professional fees	76,153	46,599	53,101	404,656
Office and sundry	32,845	29,525	36,921	529,789
Rent	1,667	31,539	18,670	258,645
Consulting fees (including $40,826, $3,000 and $4,775 of non-employee stock compensation expense for 2012, 2011 and 2010, Note 3 & 7)	120,798	57,856	121,120	9,822,744
Transfer agent fees	1,642	692	112	15,049
Loss on disposal of properties (Note 5)			731,866	731,866
Accretion expense (Note 6)	7,500	8,647	8,344	37,258
Depreciation	1,388	2,394	2,223	17,248
Total expenses	(241,995)	(177,252)	(972,357)	(11,884,590)
Other income (expense)
Interest and miscellaneous income	5,524	128	112	143,751
Interest expense				(26,444)
Loss on disposal of shares				(37,736)
Gain on settlement of loan				115,343
Change in fair value of derivative liability (Note 4)	(1,620,319)	1,806,379	4,474,283	(1,549,875)
Total other income (expense)	(1,614,795)	1,806,507	4,474,395	(1,354,961)
Income (loss) from continuing operations	(1,856,790)	1,629,255	3,502,038	(13,239,551)
Income (loss) from discontinued operations				122,755
Net income (loss) for the period	(1,856,790)	1,629,255	3,502,038	(13,116,796)
Other comprehensive income (loss)
Foreign currency translation adjustment	168,351	(111,582)	391,469	739,483
Comprehensive income (loss)	$ (1,688,439)	$ 1,517,673	$ 3,893,507	$ (12,377,313)
Basis and diluted earnings (loss) per share (Note 8)
Basic income (loss) per common share	$ (0.03)	$ 0.02	$ 0.05
Diluted income (loss) per common share	$ (0.03)	$ 0.02	$ 0.05
Basic weighted average number of shares outstanding	71,340,773	68,847,251	66,437,025
Diluted weighted average number of shares outstanding (Note 8)	71,340,773	69,185,451	73,223,918

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $)	12 Months Ended				90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012
Statements Of Operations And Comprehensive Income Loss Parenthetical
Non-employee stock compensation expense	$ 40,826	$ 3,000	$ 4,775	$ 94,164	$ 8,694,865

STATEMENTS OF CHANGES IN STOCKHOLDERS��� EQUITY (USD $)	Common Stock	Additional Paid-In Capital USD ($)	Accumulated Deficit USD ($)	Other Comprehensive Income (Loss) USD ($)	Total USD ($)
Beginning balance at Jun. 30, 2005		$ 2,896,421	$ (2,748,790)	$ (29,816)	$ 117,815
Beginning balance (shares) at Jun. 30, 2005	43,667,888
Private placement common stock issuances for cash (shares)	560,000
Private placement common stock issuances for cash		210,000			210,000
Issuance of common shares as collateral for a loan	240,000,000
Cancellation of common shares upon repayment of the loan	(240,000,000)
Stock-based compensation		1,691,671			1,691,671
Net loss and comprehensive loss			(1,866,518)	(390)	(1,866,908)
Ending balance at Dec. 31, 2005		4,798,092	(4,615,308)	(30,206)	152,578
Ending balance (shares) at Dec. 31, 2005	44,227,888
Private placement common stock issuances for cash (shares)	500,000
Private placement common stock issuances for cash		1,000,000			1,000,000
Stock option exercises (shares)	7,324,000
Stock option exercises		5,151,990			5,151,990
Warrant exercises (shares)	4,523,200
Warrant exercises		508,860			508,860
Stock-based compensation		6,746,118			6,746,118
Net loss and comprehensive loss			(6,747,405)	(328,092)	(7,075,497)
Ending balance at Dec. 31, 2006		18,205,060	(11,362,713)	(358,298)	6,484,049
Ending balance (shares) at Dec. 31, 2006	56,575,088
Stock option exercises (shares)	1,166,000
Stock option exercises		164,260			164,260
Warrant exercises (shares)	2,120,000
Warrant exercises		337,500			337,500
Stock-based compensation		(120,151)			(120,151)
Net loss and comprehensive loss			(454,725)	950,379	495,654
Ending balance at Dec. 31, 2007		18,586,669	(11,817,438)	592,081	7,361,312
Ending balance (shares) at Dec. 31, 2007	59,861,088
Private placement common stock issuances for cash (shares)	1,700,000
Private placement common stock issuances for cash		1,700,000			1,700,000
Warrant exercises (shares)	320,000
Warrant exercises		60,000			60,000
Stock-based compensation		94,730			94,730
Net loss and comprehensive loss			(641,743)	(1,473,542)	(2,115,285)
Ending balance at Dec. 31, 2008		20,441,399	(12,459,181)	(881,461)	7,100,757
Ending balance (shares) at Dec. 31, 2008	61,881,088
Cumulative adjustment		(2,279,016)	(139,732)		(2,418,748)
Warrant exercises (shares)	3,250,000
Warrant exercises		413,750			413,750
Derivative liability adjustments		1,410,405			1,410,405
Stock compensation, non-employees		94,164			94,164
Net loss and comprehensive loss			(6,541,176)	1,172,706	(5,368,470)
Ending balance at Dec. 31, 2009		20,080,702	(19,140,089)	291,245	1,231,858
Ending balance (shares) at Dec. 31, 2009	65,131,088
Warrant exercises (shares)	1,733,335
Warrant exercises		200,000			200,000
Derivative liability adjustments		740,119			740,119
Stock compensation, non-employees		4,775			4,775
Net loss and comprehensive loss			3,502,038	391,469	3,893,507
Ending balance at Dec. 31, 2010		21,025,596	(15,638,051)	682,714	6,070,259
Ending balance (shares) at Dec. 31, 2010	69,412,043
Private placement common stock issuances for cash (shares)	2,547,620
Private placement common stock issuances for cash		325,716			325,716
Warrant exercises
Derivative liability adjustments		(325,716)			(325,716)
Stock compensation, non-employees		3,000			3,000
Net loss and comprehensive loss			1,629,255	(111,582)	1,517,673
Ending balance at Dec. 31, 2011		21,028,596	(14,008,796)	571,132	7,590,932
Ending balance (shares) at Dec. 31, 2011	69,412,043
Private placement common stock issuances for cash (shares)	5,231,667
Private placement common stock issuances for cash		226,400			226,400
Warrant exercises
Stock-based compensation		40,826			40,826
Derivative liability adjustments		(226,400)			(226,400)
Stock compensation, non-employees					40,826
Net loss and comprehensive loss			(1,856,790)	168,351	(1,688,439)
Ending balance at Dec. 31, 2012		$ 21,069,442	$ (15,865,586)	$ 739,483	$ 5,943,319
Ending balance (shares) at Dec. 31, 2012	74,643,710

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Statements Of Cash Flows
Net income (loss)	$ (1,856,790)	$ 1,629,255	$ 3,502,038	$ (13,116,796)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,388	2,394	2,223	17,248
Stock option expense for consulting fees	40,826	3,000	4,775	8,694,865
Accretion expense	7,500	8,647	8,344	37,258
Loss on disposal of shares				37,736
Gain on settlement of loan				(115,343)
Gain on sale of software				(130,000)
Reversal of liability				(47,483)
Change in fair value of derivative liability (Note 4)	1,620,319	(1,806,379)	(4,474,283)	1,549,875
Loss on disposal of oil and gas properties			731,866	731,866
Change in assets and liabilities:
GST receivables	14,871	27,377	638	3,441
Prepaid expenses	3,734	(47)	(7,973)	(2,656)
Accounts payable	(11,528)	(12,686)	(8,175)	3,631
Accrued liabilities	(11,213)	(23,423)	16,164	10,671
Net cash used in operating activities	(190,894)	(171,862)	(224,383)	(2,325,688)
Cash flows from investing activities
Deposits	(7,462)	(2,033)	(19,606)	(123,634)
Acquisition of oil and gas interests	(113,541)	(66,212)	(187,578)	(8,074,586)
Proceeds from the sale of oil and gas properties (Note 5)			303,833	303,833
Acquisition of office equipment		(1,511)		(11,614)
Proceeds on the sale of investments				77,607
Proceeds on the sale of software				130,000
Net cash provided by (used in) investing activities	(121,003)	(69,756)	96,649	(7,698,394)
Cash flows from financing activities
Proceeds from the issuance of common stock and warrants	226,400	325,716		3,462,116
Proceeds from the exercise of stock options				5,316,250
Proceeds from the exercise of warrants			200,000	1,520,110
Proceeds from loan financing				1,020,000
Repayment of loan financing				(1,020,000)
Net cash provided by financing activities	226,400	325,716	200,000	10,298,476
Foreign exchange effect on cash	2,118	(17,877)	(430)	(270,266)
Net increase (decrease) in cash	(83,379)	66,221	71,836	4,128
Cash, beginning of period	217,504	151,283	79,447
Cash, end of period	134,125	217,504	151,283	134,125
Supplemental disclosure of cash flow information
Cash paid during the period for: interest				26,444
Cash paid during the period for: income taxes
Non-cash investing and financing activities
Receipt of marketable securities for settlement of loan, net				155,343
Accounts payable related to oil and gas properties interests			19,655	24,160
Asset retirement obligation				$ 82,868

1. NATURE OF BUSINESS AND OPERATIONS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NATURE OF BUSINESS AND OPERATIONS

Strata Oil & Gas Inc. (the ‘Company’) is engaged in the exploration for oil and natural gas in oil sands in the Canadian province of Alberta.  The Company was formerly engaged in the development of Knowledge Worker Automation (KWA) software.

Upon disposal of the Company’s software assets and change in focus to oil and gas exploration, the Company has entered the exploration stage of its new business activity and follows Accounting Standards Codification (“ASC”) 915, Development Stage Enterprises.

2. ABILITY TO CONTINUE AS A GOING CONCERN	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
ABILITY TO CONTINUE AS A GOING CONCERN

The accompanying financial statements have been prepared in US dollars and in accordance with accounting principles generally accepted in the United States on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.  The Company commenced its oil and gas exploration activities in the last quarter of 2005. The Company has not realized any revenue from its present operations.  During the year ended December 31, 2012, the Company incurred a loss from continuing operations of $1,856,790 primarily as a result of a $1,620,319 loss from the change in fair value of a derivative liability. In addition, the Company had negative cash flows from operations of $190,894 and is expected to continue to incur further negative operating cash flows in the foreseeable future.  Since the Company had re-entered the exploration stage, it has an accumulated deficit of $13,116,796 at December 31, 2012.  These conditions raise substantial doubt about the Company's ability to continue as a going concern.

The Company's ability to continue as a going concern is dependent on its ability to develop its oil and gas properties and ultimately achieve profitable operations and to generate sufficient cash flow from financing and operations to meet its obligations as they become payable. The Company expects that it will need approximately $350,000 to fund its operations during the next twelve months which will include minimum annual property lease payments, exploration expenditures as well as operating expenses.  Management has plans to seek additional capital through a private placement and public offering of its common stock.  Although there are no assurances that management’s plans will be realized, management believes that the Company will be able to continue operations in the future.  Accordingly, no adjustment relating to the recoverability and classification of recorded asset amounts and the classification of liabilities has been made to the accompanying financial statements in anticipation of the Company not being able to continue as a going concern.

3. SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
SIGNIFICANT ACCOUNTING POLICIES

Management’s Estimates and Assumptions

The preparation of financial statements in conformity with United States Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date, and revenues and expenses for the period then ended.  Actual results could differ significantly from those estimates

Oil and Gas Property Payments and Exploration Costs

The Company follows the full cost method of accounting for natural gas and oil operations.  Under the full cost method all costs incurred in the acquisition, exploration and development of natural gas and oil reserves are initially capitalized into cost centers on a country-by-country basis. The Company’s current cost center is located in Canada. Such costs include land acquisition costs, geological and geophysical expenditures, carrying charges on non-producing properties, costs of drilling and overhead charges directly related to acquisition, exploration and development activities.

Costs capitalized, together with the costs of production equipment, are depleted and amortized on the unit-of-production method based on the estimated net proved reserves, as determined by independent petroleum engineers.  In December 2009, the Company adopted revised oil and gas reserve estimation and disclosure requirements. The primary impact of the new disclosures is to conform the definition of proved reserves with the SEC Modernization of Oil and Gas Reporting rules, which were issued by the SEC at the end of 2008. The accounting standards update revised the definition of proved oil and gas reserves to require that the average, first-day-of-the-month price during the 12-month period before the end of the year rather than the year-end price, must be used when estimating whether reserve quantities are economical to produce. This same 12-month average price is also used in calculating the aggregate amount of (and changes in) future cash inflows related to the standardized measure of discounted future net cash flows. Costs of acquiring and evaluating unproved properties are initially excluded from depletion calculations. These unevaluated properties are assessed periodically to ascertain whether impairment has occurred. When proved reserves are assigned or the property is considered to be impaired, the cost of the property or the amount of the impairment is added to costs subject to depletion calculations.

Under full cost accounting rules, capitalized costs, less accumulated amortization and related deferred income taxes, shall not exceed an amount (the ceiling) equal to the sum of:  (i) the after tax present value of estimated future net revenues computed by applying current prices of oil and gas reserves to estimated future production of proved oil and gas reserves as of the date of the latest balance sheet presented, less estimated future expenditures (based on currents costs) to be incurred in developing and producing the proved reserves computed using a discount factor of ten percent and assuming continuation of existing economic conditions; (ii) the cost of properties not being amortized; and (iii) the lower of cost or estimated fair value of unproven properties included in the costs being amortized.  If unamortized costs capitalized within a cost center, less related deferred income taxes, exceed the ceiling, the excess shall be charged to expense and separately disclosed during the period in which the excess occurs.  Amounts thus required to be written off shall not be reinstated for any subsequent increase in the cost center ceiling.

The Company has not recognized any revenue from its oil and gas exploration activities which commenced in the last quarter of 2005.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity of 90 days or less to be cash equivalents. There was no cash equivalent balances for the year ended December 31, 2012 (2011 – $Nil).

GST Receivables

GST Receivables are presented net of an allowance for doubtful accounts. Receivables consist of goods and services input tax credits. The allowance was $Nil at both December 31, 2012 and 2011.

Office Equipment

Office equipment is recorded at cost less accumulated depreciation using the straight-line method over the estimated useful lives of the assets which is estimated to be five years.

	December 31, 2012	December 31, 2011
Office equipment	$11,614	$11,614
Accumulated depreciation	(11,614)	(10,253)
Net book value	$–	$1,361

Impairment of Long-lived Assets

In accordance with ASC 360, Property, Plant and Equipment, long lived assets such as equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset.  If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.  Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount of fair value less costs to sell, and are no longer depreciated.  The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Asset Retirement Obligations

In accordance with ASC 410, Asset Retirement and Environmental Obligations the fair value of an asset retirement cost, and corresponding liability, should be recorded as part of the cost of the related long-lived asset and subsequently allocated to expense using a systematic and rational method. The Company has recorded an asset retirement obligation at December 31, 2012 and 2011 (Note 6) to reflect its legal obligations related to future abandonment of its oil and gas interests using estimated expected cash flow associated with the obligation and discounting the amount using a credit-adjusted, risk-free interest rate. At least annually, the Company will reassess the obligation to determine whether a change in any estimated obligation is necessary. The Company will evaluate whether there are indicators that suggest the estimated cash flows underlying the obligation have materially changed. Should those indicators suggest the estimated obligation has materially changed the Company will accordingly update its assessment. The asset retirement obligation is measured at fair value on a non-recurring basis using level 3 inputs based on discounted cash flows involving estimates, assumptions, and judgments regarding the cost, timing of settlement, credit-adjusted risk-free rate and inflation rates.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes whereby deferred tax assets and liabilities are recognized for the future tax consequences of differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  If it is determined that the realization of the future tax benefit is not more likely than not, the enterprise establishes a valuation allowance.

Foreign Exchange Translation

The Company's functional currency is the Canadian dollar, but reports its financial statements in US dollars. The Company translates its Canadian dollar balances to US dollars in the following manner:  Assets and liabilities have been translated using the rate of exchange at the balance sheet date.  The Company’s results of operations have been translated using average rates.  Translation gains or losses resulting from the changes in the exchange rates are accumulated as other comprehensive income or loss in a separate component of stockholders' equity.

All amounts included in the accompanying financial statements and footnotes are stated in U.S. dollars.

Derivative Financial Instruments

The Company reviews the terms of its equity instruments and other financing arrangements to determine whether there are embedded derivative instruments that are required to be accounted for separately as a derivative financial instrument. Also, in connection with the issuance of financing instruments, the Company may issue freestanding options or warrants that may, depending on their terms, be accounted for as derivative instrument liabilities because they are exercisable in a currency other than the functional currency of the Company and thus do not meet the “fixed-for-fixed” criteria of ASC 815-40-15. The Company may also issue options or warrants to employees and non-employees in connection with consulting or other services.

Derivative financial instruments are initially measured at their fair value. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to income. For option and warrant-based derivative financial instruments, the Company uses the Black-Scholes option pricing model to value the derivative instruments.

The change in the fair value of unvested options issued to non-employees for goods and services which meet the classification of a derivative financial instrument are charged as a compensation expense in consulting fees over the vesting period. Upon vesting, the change in the fair value of vested options to non-employees is charged to consulting fees.

Any exercise or cancellation of an equity instrument which meets the classification of a derivative financial instrument is trued-up to fair value at that date and the fair value of the exercised or cancelled instrument is then re-classed from liability to additional paid in capital.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period. If reclassification is required, the fair value of the derivative instrument, as of the determination date, is reclassified. Any previous charges or credits to income for changes in the fair value of the derivative instrument are not reversed. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Stock Option Plans

The Company has elected to use the Black-Scholes option pricing model to determine the fair value of stock options granted. In accordance with the accounting standard for employees, the compensation expense is amortized on a graded vesting basis over the requisite service period which approximates the vesting period. Compensation expense for stock options granted to non-employees is amortized over the contract services period or, if none exists, from the date of grant until the options vest. Compensation associated with unvested options granted to non-employees is re-measured on each balance sheet date using the Black-Scholes option pricing model. For those options to non-employees which meet the classification of a derivative instrument, the instrument will follow the derivative financial instrument policy.

The expected volatility of options granted has been determined using the methods described under the relevant accounting standard. The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. For non-employees, the expected term of the options approximates the full term of the options. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. In addition, accounting standard requires companies to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on its best estimate, management applied the estimated forfeiture rate of nil in determining the expense recorded in the accompanying Statement of Operations and Comprehensive Income (Loss).

Compensation expense is recognized immediately for past services and pro-rata for future services over the option vesting period.  During 2012, the Company recognized $40,826 (2011 - $3,000 expense; 2010 - $4,775) in stock-based compensation expense in the Statement of Operations and Comprehensive Income (Loss) in respect of options granted to non-employees.  All stock options granted in 2012, 2011 and 2010 were to non-employees of the Company.

The fair value of each option granted is estimated using the Black-Scholes option-pricing model on the date of grant. During the years ended December 31, 2012, 2011 and 2010 the following weighted average assumptions were used:

	2012	2011	2010
Dividend yield	0%	0%	0%
Expected volatility	152.6%	106.5%	108.82%
Risk-free rate	1.67%	0.92%	3.11%
Expected life in years	10	9	10

The weighted average grant date fair value per option in 2012 was $0.07 (2011 - $Nil; 2010 – $0.27)

Expected volatilities are calculated using the historical volatility of the Company’s stock. When applicable, the Company will use historical data to estimate option exercise, forfeiture and employees termination within the valuation model. For non-employees, the expected term of the options approximates the full term of the options.

Earnings (Loss) Per Share of Common Stock

Basic earnings (loss) per share of common stock is computed by dividing  net income (loss) available to common shareholders by the weighted-average number of common shares outstanding for the period.  Diluted earnings per share of common stock reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Dilutive potential common shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all warrants and options are used to repurchase common stock at market value. The amount of shares remaining after the proceeds are exhausted represents the potentially dilutive effect of the securities.  Warrants and options with an exercise price lower than the weighted average share price during the period were determined to be anti-dilutive and excluded from the computation of earnings per share.

At December 31, 2012, the effect of all outstanding options and common stock warrants would have been anti-dilutive, due to the net loss incurred, accordingly only basic earnings per share is presented 2012.

At December 31, 2011 and 2010, potential common shares of 8,657,486 and 7,813,372 respectively, were not included in diluted earnings per share related to stock options and warrants and were excluded from the computation of diluted earnings per share since their effect was anti-dilutive. See Note 8 for calculation of diluted income per common share.

Fair Value of Financial Instruments

The book values of cash, GST receivables and accounts payable approximate their respective fair values due to the short-term nature of these instruments. The fair value hierarchy under GAAP distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level one — Quoted market prices in active markets for identical assets or liabilities;
•	Level two — Inputs other than level one inputs that are either directly or indirectly observable; and
•	Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We evaluate our hierarchy disclosures each quarter. Liabilities measured at fair value are summarized as follows as of:

December 31, 2012

	Level 1	Level 2	Level 3	Total
Derivative liability	$–	$–	$2,342,989	$2,342,989
Asset retirement obligation	$–	$–	$138,129	$138,129

December 31, 2011:

	Level 1	Level 2	Level 3	Total
Derivative liability	$–	$–	$484,777	$484,777
Asset retirement obligation	$–	$–	$127,688	$127,688

We currently measure and report the fair value liability for stock options and warrants with a strike price currency different than the functional currency of the Company on a recurring basis. The fair value liabilities for non-employee stock options and warrants have been recorded as determined utilizing the Black-Scholes option pricing model. See Note 4 for further discussion of the inputs used in determining the fair value.

The asset retirement obligation is measured at fair value on a non-recurring basis using level 3 inputs based on discounted cash flows involving estimates, assumptions, and judgments regarding the cost, timing of settlement, credit-adjusted risk-free rate and inflation rates. See Note 6 for further discussion of the inputs used in determining the fair value.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. The Company's items of other comprehensive income (loss) are foreign currency translation adjustments and unrealized gains and losses on available-for-sale securities.

New Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

4. DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
DERIVATIVE LIABILITIES

Derivative liabilities, consisting of the equity instruments such as options to non-employees and common share warrants with an exercise price in a different currency than the Company’s functional currency, are accounted for as separate liabilities measured at their respective fair values as follows:

Balance, December 31, 2009	$7,218,561

Re-classification to common stock on exercise of warrants	(622,134)
Re-classification to additional paid-in capital on cancellation of options	(117,985)
Change in fair value of derivative liabilities	(4,474,283)

Balance, December 31, 2010	2,004,159

Fair value of warrants issued in private placements	325,176
Foreign exchange effect on derivative liability	(38,719)
Change in fair value of derivative liabilities	(1,806,379)

Balance, December 31, 2011	484,777

Fair value of warrants issued in private placements	226,400
Change in fair value of derivative liabilities	1,620,319
Foreign exchange effect on derivative liability	11,493

Balance, December 31, 2012	$2,342,989

The fair value of the derivative liabilities has been determined using the Black-Scholes option pricing model using the following range of assumptions:

	December 31,	December 31,
	2012	2011

Risk-free interest rate	1.21 to 1.80%	0.86 to 0.92%
Expected life of derivative liability	2 to 10 yrs	1 to 9 yrs
Annualized volatility	201.4%	106.5%
Dividend rate	0.00%	0.00%

Re-classifications from liability to equity are supplemental non-cash transactions in the cash flow statement.

5. OIL AND GAS PROPERTY INTERESTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
OIL AND GAS PROPERTY INTERESTS
	2012 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,742,821	$41,663	2,784,484
Geological and geophysical	332,277	14,714	346,991
Project management	939,085	–	939,085
Drilling	3,727,034	–	3,727,034
Assaying and analysis	100,034	–	100,034
Asset retirement obligations	121,145	–	121,145
Camp and field supplies	44,205	–	44,205
Travel and accommodation	132,906	–	3,727,034
Total expenditures	$8,139,508	56,378	8,195,885

	2011 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,626,608	$40,732	$2,667,340
Geological and geophysical	312,177	14,385	326,526
Project management	918,096	–	918,096
Drilling	3,643,735	–	3,643,735
Assaying and analysis	67,564	–	67,564
Asset retirement obligations	105,253	–	105,253
Camp and field supplies	43,217	–	43,217
Travel and accommodation	129,936	–	129,936
Total expenditures	$7,846,586	$55,117	$7,901,703

Peace River Property

The Company has entered into a series of leases in multiple transactions with the Province of Alberta in the Peace River area of Alberta, Canada (the “Peace River Property”).  All of the leases were acquired through a public auction process that requires the Company to submit sealed bids for land packages being auctioned by the provincial government.  Upon being notified that it has submitted the highest bid for a specific land parcel the Company immediately pays the government the bid price and enters into a formal lease with the government.  All of the leases are for a 15 year term, require minimum annual lease payments, and grant the Company the right to explore for potential oil sands opportunities on the respective lease.  The specific transactions entered into by the Company are as noted below.

Date	Number of Leases	Land Area (Hectares)	Annual Lease Payments
June 15, 2006	3	4,864	CDN $17,024 / USD $17,077
October 19, 2006	4	3,584	CDN $12,544 / USD $12,583
November 2, 2006	4	5,632	CDN $19,712 / USD $19,773
January 11, 2007	4	4,608	CDN $16,128 / USD $16,178
January 24, 2007	2	2,304	CDN $8,064 / USD $8,089
	17	20,992	CDN $73,472 / USD $73,700

On December 20, 2010, the Company entered into an assignment and assumption agreement with Alberta Company, a related party by common director and officer, assigning an undivided 100% right and interest in 25 Alberta Crown Oil Sands Lease Agreements, pursuant to respective individual lease agreements with the Province of Alberta for the sale price of $303,833 (CDN $300,000) being the approximate fair value of the leases. The fair market value of CDN $300,000 was established through the combination of third party evidence and recent sales comparables. There was a loss recognized of $731,866 on the disposition of properties due to the combination of all acquisition costs and prior year’s annual lease payments being capitalized.

Drowned Property

On September 7, 2005 the Company acquired a 100% interest in an Alberta oil sands lease (the “Drowned Property”).  The rights to the Drowned Property were acquired for $20,635 plus fees and closing costs of $8,150 which were paid.  The Property covers 512 hectares of land in the Drowned Area of the Wabasca oil sands in the West Athabasca area of Northern Alberta.  The lease, which expires in October 2015, gives the Company the right to explore the Property covered by the lease.  The Company’s acquisition of the lease includes an overriding 4% royalty agreement with the vendor.  The royalty is to be paid on a well-to-well basis and is payable on all petroleum substances produced by any well on the Property.  The Property is subject to an annual lease payment payable to the government of Alberta in the amount of CDN $1,792 (USD $1,798) until expiry on October 4, 2015.

All of the Company’s leases for the Peace River and Drowned Properties are also subject to royalties payable to the government of Alberta. The royalties payable to the government of Alberta is in addition to the royalties payable to the vendor above. The royalty is calculated using a revenue-less-cost formula.  In years prior to the recovery of the project’s capital investment, the royalty is 1% of gross revenue.  Once the project costs have been recovered, the royalty is the greater of 1% of gross revenue or 25% of net revenue.

The following table sets forth the Company’s future minimum lease payments on its oil and gas properties.

	Total	Less than 1 year	1-3 years	4-5 years	More than five years
Peace River and Drowned properties	$617,640	$75,497	$149,197	$147,400	$245,366

6. ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
ASSET RETIREMENT OBLIGATIONS

During 2007, the Company drilled four wells on its Peace River Property.  Total future asset retirement obligations were estimated by management based on the Company’s working interest in its wells and facilities, estimated costs to remediate, reclaim and abandon the wells and facilities and the estimated timing of the costs to be incurred in future periods. The Company has estimated the net present value of its total asset retirement obligations to be approximately $138,129 at December 31, 2012 (2011 - $127,688), based on an undiscounted total future liability of $293,879 (CDN$293,000). These payments are expected to be incurred between 2015 and 2030. The Company used a credit adjusted discount rate of 10% per annum and an inflation rate of 2% to calculate the present value of the asset retirement obligation.  Accretion expense of $7,500 (2011 – $8,647, 2010 - $8,344) has been recorded in the Statements of Operations and Comprehensive Loss at December 31, 2012.

7. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

Related party transactions not disclosed elsewhere in these financial statements include:

Consulting Fees

Mr. Daems does not bill the Company for his services as President, however a related party by common director has a service agreement with the Company to assist with identification, acquisition and service of certain exploration style properties that fit the parameters of the Company’s acquisition plan. The Company recognized and expense of 26,582 in 2012 in (2011 - $5,487, 2010 - $26,130) as consulting fees under the agreement.

Directors’ fees

Directors’ fees of $Nil (2011 and 2010 - $Nil) have been recorded as consulting fees at December 31, 2012.

8. SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
SHARE CAPITAL

On November 15, 2005 the Company closed a private placement of 560,000 units at $0.375 per unit for a total offering price of $210,000. Each unit consisted of one share of the common stock of the Company, one Class A Warrant exercisable for one share of Common Stock at an exercise price of $0.44 for a period of four years commencing on November 15, 2006, and one Class B Warrant exercisable for one share of Common Stock at an exercise price of $0.50 for a period of three years commencing on November 15, 2007. The Company has the right to accelerate the exercise date or reduce the exercise price of the Class A and Class B Warrants.

On May 9, 2006, at a Special Meeting of the Company’s stockholders, a majority of the Company’s stockholders approved a 2:1 forward stock split.  The record and payment dates of the forward split were May 10 and May 11, 2006 respectively.   All of the common shares issued and outstanding on May 10, 2006 were split.   All references to share and per share amounts have been restated in these financial statements to reflect the split.

On June 13, 2006 the Company closed a private placement of 500,000 units at $2.00 per unit for a total offering price of $1,000,000.  Each unit consisted of one share of the common stock of the Company, one Class A Warrant exercisable for one share of Common Stock at an exercise price of $2.125 for a period of four years commencing on June 13, 2007 and one Class B Warrant exercisable for one share of Common Stock at an exercise price of $2.25 for a period of three and one half years commencing on December 13, 2007.  The Company has the right to accelerate the exercise date or reduce the exercise price of the Class A and Class B Warrants.

On July 13, 2007, at a Special Meeting of the Company’s stockholders, a majority of the Company’s stockholders approved a 2:1 forward stock split.  The record and payment dates of the forward split were October 8 and October 9, 2007 respectively.   All of the common shares issued and outstanding on October 8, 2007 were split.   All references to share and per share amounts have been restated in these financial statements to reflect the split.

On January 9, 2008, 320,000 common share warrants were exercised at an exercise price of $0.1875 for total proceeds of $60,000.

On January 28, 2008, the Company closed a private placement of 1,700,000 common shares at $1.00 per share for total proceeds of $1,700,000.

On June 19, 2009, 100,000 common share warrants were exercised at an exercise price of $0.20 for total proceeds of $20,000. Upon exercise, the fair value of this liability instrument at this date of $39,890 was re-classified from liability to additional paid in capital.

On July 07, 2009, 1,550,000 common share warrants were exercised at an exercise price of $0.1250 for total proceeds of $193,750. Upon exercise, the fair value of this liability instrument at this date of $598,525 was re-classified from liability to additional paid in capital.

On November 17, 2009, 1,600,000 common share warrants were exercised at an exercise price of $0.1250 for total proceeds of $200,000. Upon exercise, the fair value of this liability instrument at this date of $658,010 was re-classified from liability to additional paid in capital.

On March 3, 2010, 888,890 common share warrants were exercised at an exercise price of $0.11 for total proceeds of $100,000.  Upon exercise, the fair value of this liability instrument at this date of $321,689 was re-classified from liability to additional paid in capital. See Note 4.

On March 18, 2010, 844,445 common share warrants were exercised at exercise prices ranging from $0.1125 to $0.19 for total proceeds of $100,000. Upon exercise, the fair value of this liability instrument at this date of $300,445 was re-classified from liability to additional paid in capital. See Note 4.

On January 06, 2011, the Company closed a private placement for a total of 1,000,000 units at $0.10 per unit for total offering price of $100,000.  Each unit consisted of one share of the common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.15 for a period of four years commencing on January 25, 2012 and expiring on January 25, 2016.

On March 30, 2011, the Company closed two private placements for a total of 625,000 units at $0.16 per unit for a total offering price of $100,000.  Each unit consisted of one share of the common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.24 for a period of four years commencing on March 30, 2012 and expiring on March 30, 2016.

On May 17, 2011, the Company closed a private placement for a total of 714,286 units at $0.14 per unit for a total offering price of $100,000.  Each unit consisted of one share of the common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.21 for a period of four years commencing on May 17, 2012 and expiring on May 17, 2016.

On August 12, 2011, the Company closed a private placement for a total of 208,334 units at $0.12 per unit for a total offering price of $25,000.  Each unit consisted of one share of the common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.18 for a period of four years commencing on August 12, 2012 and expiring on August 12, 2016.

The Company classified the entire proceeds of $325,716 from private placements closed in 2011 as a derivative liability related to the warrants.

On August 6, 2012, the Company closed two private placements for a total of 1,250,000 units at $0.04 per unit for an aggregate total offering price of $50,000. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.06 for a period of four years commencing on August 6, 2013 and expiring on August 6, 2017.

On August 6, 2012, the Company closed a private placement for a total of 2,500,000 units at $0.04 per unit for a total offering price of $100,000. Each unit consisted of one share of common stock of the Company also with one Class A, once Class B and one Class C Warrant, each exercisable for one share of common stock at an exercise price of $0.10, $0.20 and $0.30 commencing on August 6, 2013, 2014 and 2015 and expiring on August 6, 2022.

On August 20, 2012, the Company closed a private placement for a total of 625,000 units at $0.04 per unit for a total offering price of $25,000. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.06 for a period of four ten years commencing on August 20, 2013 and expiring on August 20, 2017.

On September 19, 2012, the Company closed a private placement for a total of 416,667 units at $0.06 per unit for a total offering price of $25,000. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.09 for a period of four years commencing on September 19, 2013 and expiring on September 19, 2017.

On October 26, 2012, the Company closed a private placement for a total of 440,000 units at $0.06 per unit for a total offering price of $26,400. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.09 for a period of four years commencing on October 26, 2013 and expiring on October 26, 2017.

The Company classified the entire proceeds of $226,400 from private placements closed in 2012 as a derivative liability related to the warrants.

Earnings per share

Basic income per common share is computed by dividing income available to the Company’s common stockholders by the weighted average number of common shares outstanding during the period. Diluted income per common share reflects the potential dilution that could occur from common share issuable through stock options and warrants. Diluted income per common share is computed similarly to basic income per common stock except that weighted average common stock is increased to include the potential issuance of dilutive common stock.

	2012	2011	2010
Net income (loss) for the year	$(1,856,790)	$1,629,255	$3,502,038

Weighted average common stock basic	71,340,773	68,847,251	66,473,025
Effect of options	–	8,128	72,984
Effect of warrants	–	330,072	6,713,909
Diluted	71,340,773	69,185,451	73,223,918

At December 31, 2012 the effect of the Company’s outstanding options and warrants would have been anti-dilutive. Accordingly, only basic income per common share is presented for 2012.

9. STOCK OPTION PLANS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
STOCK OPTION PLANS

During 2001, the Company adopted its 2002 Stock Option Plan (“the 2002 Plan”), which provided for the granting of up to an additional 7,000,000 stock options to key employees, directors and consultants, to purchase common shares of the Company.  As of December 31, 2012 and 2011 there were no options outstanding under the 2002 plan. The 2002 Plan expired during 2012.

Activity under the 2002 Plan is summarized as follows:

	Available for Grant	Options Outstanding	Weighted Average Exercise Price
Balance, December 31, 2009	536,000	814,000	$0.11
Cancelled	680,000	(680,000)	0.11
Balance, December 31, 2010	1,216,000	134,000	0.11
Cancelled	134,000	(134,000)	0.11
Balance, December 31, 2011	1,350,000	–	0.11
Cancelled	–	–	–
Balance, December 31, 2012	1,350,000	–	$–

At the Annual General and Special Meeting of Shareholders held in June 2006 the stockholders approved and the Company adopted its 2006 Stock Option Plan (“the 2006 Plan”).  The 2006 Plan provides for the granting of up to an additional 8,000,000 stock options to key employees, directors and consultants, of common shares of the Company.  Under the 2006 Plan, the granting of incentive and non-qualified stock options, exercise prices and terms are determined by the Company's Option Committee, a committee designated to administer the 2006 Plan by the Board of Directors.  For incentive options, the exercise price shall not be less than the fair market value of the Company's common stock on the grant date. (In the case of options granted to an employee who owns stock possessing more than 10% of the voting power of all classes of the Company's stock on the date of grant, the option price must not be less than 110% of the fair market value of common stock on the grant date.)  Options granted are not to exceed terms beyond ten years (five years in the case of an incentive stock option granted to a holder of 10 percent of the Company's common stock).

Activity under the 2006 Plan is summarized as follows:

	Available for Grant	Options Outstanding	Weighted Average Exercise Price
Balance, December 31, 2009	6,000,000	700,000	$1.11
Cancelled	200,000	(200,000)	$2.29
Granted	(100,000)	100,000	$0.33
Balance, December 31, 2010	6,100,000	600,000	$1.14
Granted	–	–	–
Cancelled	–	–	–
Balance, December 31, 2011	6,100,000	600,000	$1.14
Granted	(1,400,000)	1,400,000	$0.16
Cancelled	–	–	–
Balance, December 31, 2012	4,700,000	2,000,000	$0.46

Balance exercisable, December 31, 2012		575,000	$1.17

The following table summarizes information concerning outstanding and exercisable common stock options under the 2006 Plan at December 31, 2012:

Range of Exercise Prices	Number of Options Outstanding	Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number of Options Currently Exercisable
$0.07	500,000	9.60	$0.07	-
$0.13	25,000	8.82	$0.13	25,000
$0.14	200,000	9.53	$0.14	-
$0.15	300,000	9.64	$0.15	-
$0.20	25,000	8.82	$0.20	25,000
$0.30	400,000	9.64	$0.30	-
$0.40	25,000	8.82	$0.40	25,000
$0.60	25,000	8.82	$0.60	-
$0.61	200,000	5.25	$0.61	200,000
$0.74	100,000	6.58	$0.74	100,000
$2.29	200,000	3.56	$2.29	200,000
	2,000,000			575,000

The aggregate intrinsic value of stock options outstanding at December 31, 2012 was $17,000 (2011 - $Nil, 2010 - $19,330) while the aggregate intrinsic value of stock options exercisable at December 31, 2012 was $Nil (2011 - $Nil, 2010 - $18,580).  No stock options were exercised in 2012, 2011, or 2010.

During the year ended December 31, 2010, 200,000 options were cancelled unexercised. Upon cancellation, the fair value of these liability instruments of $117,985 was re-classified from liability to additional paid-in capital. See Note 4.

The following table summarizes information concerning unvested common stock options under both the 2006 and 2002 Plans at December 31, 2012:

	Number of Unvested Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value

Unvested at December 31, 2009	270,000	$0.73	$0.60
Granted	100,000	0.330	0.21
Vested	(55,000)	0.46	0.47
Cancelled	(200,000)	0.61	0.57

Unvested at December 31, 2010	115,000	0.52	0.37
Vested	(65,000)	0.51	0.37
Cancelled	–	–	–

Unvested at December 31, 2011	50,000	0.13	0.37
Granted	1,400,000	0.16	0.07
Vested	(25,000)	0.40	0.12

Unvested at December 31, 2012	1,425,000	$0.17	$0.07

As of December 31, 2012, there was $115,900 (2011 – $5,605, 2010 - $16,385) of total unrecognized compensation cost related to all unvested options granted and outstanding. This unrecognized compensation cost is expected to be recognized over a weighted average period of approximately 2 years (2011 – 2 years, 2010 – 3 years)

During the year ended December 31, 2012, the Company recorded consulting fees of $40,826 (2011 – $3,000; 2010 – $4,775) in the statement of operations related to stock options granted to non-employees during the year.

The Company issues new shares when options are exercised.

10. WARRANTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
WARRANTS
Issued	Warrants	Weighted Average Exercise Price
Balance, December 31, 2009	15,599,600	$0.32
Warrants exercised	1,733,335	0.13
Balance, December 31, 2010	13,866,265	0.35
Warrants issued	2,547,620	0.19
Balance, December 31, 2011	16,413,885	0.19
Warrants issued	10,231,667	0.10
Warrants forfeited	(3,395,555)	0.23
Balance, December 31, 2012	23,249,997	$0.27

The following table lists the common share warrants outstanding at December 31, 2012.  Each warrant is exchangeable for one common share.

Number Outstanding	Number Vested	Exercise Price	Expiry
1,034,310	1,034,310	$0.11	December 23, 2014*
3,526,400	3,526,400	$0.19	December 23, 2014*
450,000	450,000	$0.125	February 14, 2015*
3,900,000	3,900,000	$0.20	February 14, 2015*
280,000	280,000	$0.44	November 15, 2014*
280,000	280,000	$0.50	November 15, 2014*
500,000	500,000	$2.125	June 13, 2015*
500,000	500,000	$2.25	June 15, 2015*
1,000,000	1,000,000	$0.15	January 6, 2016
625,000	625,000	$0.24	March 16, 2016
714,286	714,286	$0.21	May 17, 2016
208,334	208,334	$0.18	August 12, 2016
2,500,000	2,500,000	$0.10	August 6, 2022
1,250,000		$0.10	August 6, 2017
2,500,000		$0.20	August 6, 2022
2,500,000		$0.30	August 6, 2022
625,000		$0.06	August 20, 2017
416,667		$0.09	September 19, 2017
440,000		$0.09	October 26, 2017
23,249,997	15,518,330	$0.31

* On October 23, 2012 the Board of Directors resolved to offer an extended the exercise period for certain warrants for a period of up to 2 years from their original expiration date. The warrant holders who completed the warrant extension agreement had the expiration date extended as specified in the agreement. Warrant holders that did not elect to have their warrants extended were forfeited. There was no additional cost associated with the extension as the change in the value of the warrants is recognized through the change in the fair value of the derivative liability on the face of the statements of operations.

11. INCOME TAXES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
INCOME TAXES

The tax effects of temporary differences that give rise to the Company’s deferred tax assets are as follows:

	2012	2011
Deferred tax assets (liabilities)
Net operating loss carry-forwards	$1,009,000	$962,000
Capital losses	5,000	5,000
Office equipment	12,500	12,500
Oil and gas properties	281,000	281,000
Asset retirement obligation	41,500	34,000
	1,349,000	1,294,500
Valuation allowance	(1,349,000)	(1,294,500)
Net deferred tax asset	$–	$–

Upon continuation to Canada in 2004, all losses carried forward at that time expired.  As of December 31, 2012, the Company had available to offset future taxable income, net Canadian operating loss carry-forwards of approximately $4.1 million.  The carry-forwards will begin expiring in 2014 unless utilized in earlier years.  The Company also has approximately $8.9 million in Canadian oil and gas dedication pools that can be used to offset income of future periods.

The Company evaluates its valuation allowance requirements based on projected future operations.  When circumstances change and this causes a change in management's judgment about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current income.  During the years ended December 31, 2012, 2010 and 2009, changes in valuation allowance was $54,500, $56,500 and $357,000, respectively.

The (benefit) provision for income taxes differs from the amount of income tax determined by applying the applicable Canadian statutory federal income tax rate to pre-tax loss as a result of the following differences:

	2012		2011		2010
Statutory federal income tax rate	(25%	)	(27%	)	(29%	)
Change in valuation allowance	(5%	)	(5%	)	(10%	)
Non-deductible stock-based compensation	1%		2%		1%
Non-deductible change in fair value of derivative Liability	30%		30%		36%
Effect of foreign exchange	1%		2%		3%
Effect of reduction in income tax rate	(2%	)	(2%	)	(1%	)
	-%		-%		-%

The Company has evaluated its tax positions for the years ended December 31, 2012, 2011 and 2010 and determined that it has no uncertain tax positions requiring financial statement recognition.

Under ASC 740-10-25, the impact of an uncertain income tax position on income tax expense must be recognized at the largest amount that is more-likely-than-not to be sustained. An uncertain income tax position will not be recognized if it has 50% or less likelihood of being sustained.

We accrue interest and penalties on our uncertain tax positions as a component of our provision for income taxes. There was no amount of interest and penalties recognized as an expense during 2012 or 2011.

Our income tax returns are generally considered closed to examination when we file a notice of determination with the taxing authority. No such notice has been filed to date.

12. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

Environmental Matters

The Company is engaged in oil and gas exploration and may become subject to certain liabilities as they relate to environmental cleanup of sites or other environmental restoration procedures as they relate to the exploration of oil and gas. Should it be determined that a liability exists with respect to any environmental clean up or restoration, the liability to cure such a violation could fall upon the Company. No claim has been made, nor is the Company aware of any liability, which it may have, as it relates to any environmental clean-up, restoration or the violation of any rules or regulations relating thereto. Liabilities for expenditures are recorded when environmental assessment and/or remediation is probable and the costs can be reasonably estimated.

13. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
SUBSEQUENT EVENTS

Subsequent to year end the Company closed a series of private placements for a total of 1,375,000 units for an aggregate total offering price of $125,000. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable, beginning on the one year anniversary date of the placement, for one share of common stock for a period of four years and expiring in 2018.

3. SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Policies
Managements Estimates and Assumptions

The preparation of financial statements in conformity with United States Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date, and revenues and expenses for the period then ended.  Actual results could differ significantly from those estimates

Oil and Gas Property Payments and Exploration Costs

The Company follows the full cost method of accounting for natural gas and oil operations.  Under the full cost method all costs incurred in the acquisition, exploration and development of natural gas and oil reserves are initially capitalized into cost centers on a country-by-country basis. The Company’s current cost center is located in Canada. Such costs include land acquisition costs, geological and geophysical expenditures, carrying charges on non-producing properties, costs of drilling and overhead charges directly related to acquisition, exploration and development activities.

Costs capitalized, together with the costs of production equipment, are depleted and amortized on the unit-of-production method based on the estimated net proved reserves, as determined by independent petroleum engineers.  In December 2009, the Company adopted revised oil and gas reserve estimation and disclosure requirements. The primary impact of the new disclosures is to conform the definition of proved reserves with the SEC Modernization of Oil and Gas Reporting rules, which were issued by the SEC at the end of 2008. The accounting standards update revised the definition of proved oil and gas reserves to require that the average, first-day-of-the-month price during the 12-month period before the end of the year rather than the year-end price, must be used when estimating whether reserve quantities are economical to produce. This same 12-month average price is also used in calculating the aggregate amount of (and changes in) future cash inflows related to the standardized measure of discounted future net cash flows. Costs of acquiring and evaluating unproved properties are initially excluded from depletion calculations. These unevaluated properties are assessed periodically to ascertain whether impairment has occurred. When proved reserves are assigned or the property is considered to be impaired, the cost of the property or the amount of the impairment is added to costs subject to depletion calculations.

Under full cost accounting rules, capitalized costs, less accumulated amortization and related deferred income taxes, shall not exceed an amount (the ceiling) equal to the sum of:  (i) the after tax present value of estimated future net revenues computed by applying current prices of oil and gas reserves to estimated future production of proved oil and gas reserves as of the date of the latest balance sheet presented, less estimated future expenditures (based on currents costs) to be incurred in developing and producing the proved reserves computed using a discount factor of ten percent and assuming continuation of existing economic conditions; (ii) the cost of properties not being amortized; and (iii) the lower of cost or estimated fair value of unproven properties included in the costs being amortized.  If unamortized costs capitalized within a cost center, less related deferred income taxes, exceed the ceiling, the excess shall be charged to expense and separately disclosed during the period in which the excess occurs.  Amounts thus required to be written off shall not be reinstated for any subsequent increase in the cost center ceiling.

The Company has not recognized any revenue from its oil and gas exploration activities which commenced in the last quarter of 2005.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity of 90 days or less to be cash equivalents. There was no cash equivalent balances for the year ended December 31, 2012 (2011 – $Nil).

GST Receivables	GST Receivables are presented net of an allowance for doubtful accounts. Receivables consist of goods and services input tax credits. The allowance was $Nil at both December 31, 2012 and 2011.
Office Equipment	Office equipment is recorded at cost less accumulated depreciation using the straight-line method over the estimated useful lives of the assets which is estimated to be five years.
Impairment of Long-lived Assets

In accordance with ASC 360, Property, Plant and Equipment, long lived assets such as equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset.  If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.  Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount of fair value less costs to sell, and are no longer depreciated.  The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Asset Retirement Obligations

In accordance with ASC 410, Asset Retirement and Environmental Obligations the fair value of an asset retirement cost, and corresponding liability, should be recorded as part of the cost of the related long-lived asset and subsequently allocated to expense using a systematic and rational method. The Company has recorded an asset retirement obligation at December 31, 2012 and 2011 (Note 6) to reflect its legal obligations related to future abandonment of its oil and gas interests using estimated expected cash flow associated with the obligation and discounting the amount using a credit-adjusted, risk-free interest rate. At least annually, the Company will reassess the obligation to determine whether a change in any estimated obligation is necessary. The Company will evaluate whether there are indicators that suggest the estimated cash flows underlying the obligation have materially changed. Should those indicators suggest the estimated obligation has materially changed the Company will accordingly update its assessment. The asset retirement obligation is measured at fair value on a non-recurring basis using level 3 inputs based on discounted cash flows involving estimates, assumptions, and judgments regarding the cost, timing of settlement, credit-adjusted risk-free rate and inflation rates.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes whereby deferred tax assets and liabilities are recognized for the future tax consequences of differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  If it is determined that the realization of the future tax benefit is not more likely than not, the enterprise establishes a valuation allowance.

Foreign Exchange Translation

The Company's functional currency is the Canadian dollar, but reports its financial statements in US dollars. The Company translates its Canadian dollar balances to US dollars in the following manner:  Assets and liabilities have been translated using the rate of exchange at the balance sheet date.  The Company’s results of operations have been translated using average rates.  Translation gains or losses resulting from the changes in the exchange rates are accumulated as other comprehensive income or loss in a separate component of stockholders' equity.

All amounts included in the accompanying financial statements and footnotes are stated in U.S. dollars.

Derivative Financial Instruments

The Company reviews the terms of its equity instruments and other financing arrangements to determine whether there are embedded derivative instruments that are required to be accounted for separately as a derivative financial instrument. Also, in connection with the issuance of financing instruments, the Company may issue freestanding options or warrants that may, depending on their terms, be accounted for as derivative instrument liabilities because they are exercisable in a currency other than the functional currency of the Company and thus do not meet the “fixed-for-fixed” criteria of ASC 815-40-15. The Company may also issue options or warrants to employees and non-employees in connection with consulting or other services.

Derivative financial instruments are initially measured at their fair value. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to income. For option and warrant-based derivative financial instruments, the Company uses the Black-Scholes option pricing model to value the derivative instruments.

The change in the fair value of unvested options issued to non-employees for goods and services which meet the classification of a derivative financial instrument are charged as a compensation expense in consulting fees over the vesting period. Upon vesting, the change in the fair value of vested options to non-employees is charged to consulting fees.

Any exercise or cancellation of an equity instrument which meets the classification of a derivative financial instrument is trued-up to fair value at that date and the fair value of the exercised or cancelled instrument is then re-classed from liability to additional paid in capital.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period. If reclassification is required, the fair value of the derivative instrument, as of the determination date, is reclassified. Any previous charges or credits to income for changes in the fair value of the derivative instrument are not reversed. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Stock Option Plans

The Company has elected to use the Black-Scholes option pricing model to determine the fair value of stock options granted. In accordance with the accounting standard for employees, the compensation expense is amortized on a graded vesting basis over the requisite service period which approximates the vesting period. Compensation expense for stock options granted to non-employees is amortized over the contract services period or, if none exists, from the date of grant until the options vest. Compensation associated with unvested options granted to non-employees is re-measured on each balance sheet date using the Black-Scholes option pricing model. For those options to non-employees which meet the classification of a derivative instrument, the instrument will follow the derivative financial instrument policy.

The expected volatility of options granted has been determined using the methods described under the relevant accounting standard. The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. For non-employees, the expected term of the options approximates the full term of the options. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. In addition, accounting standard requires companies to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on its best estimate, management applied the estimated forfeiture rate of nil in determining the expense recorded in the accompanying Statement of Operations and Comprehensive Income (Loss).

Compensation expense is recognized immediately for past services and pro-rata for future services over the option vesting period.  During 2012, the Company recognized $40,826 (2011 - $3,000 expense; 2010 - $4,775) in stock-based compensation expense in the Statement of Operations and Comprehensive Income (Loss) in respect of options granted to non-employees.  All stock options granted in 2012, 2011 and 2010 were to non-employees of the Company.

The weighted average grant date fair value per option in 2012 was $0.07 (2011 - $Nil; 2010 – $0.27)

Expected volatilities are calculated using the historical volatility of the Company’s stock. When applicable, the Company will use historical data to estimate option exercise, forfeiture and employees termination within the valuation model. For non-employees, the expected term of the options approximates the full term of the options.

Earnings (Loss) Per Share of Common Stock

Basic earnings (loss) per share of common stock is computed by dividing  net income (loss) available to common shareholders by the weighted-average number of common shares outstanding for the period.  Diluted earnings per share of common stock reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Dilutive potential common shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all warrants and options are used to repurchase common stock at market value. The amount of shares remaining after the proceeds are exhausted represents the potentially dilutive effect of the securities.  Warrants and options with an exercise price lower than the weighted average share price during the period were determined to be anti-dilutive and excluded from the computation of earnings per share.

At December 31, 2012, the effect of all outstanding options and common stock warrants would have been anti-dilutive, due to the net loss incurred, accordingly only basic earnings per share is presented 2012.

At December 31, 2011 and 2010, potential common shares of 8,657,486 and 7,813,372 respectively, were not included in diluted earnings per share related to stock options and warrants and were excluded from the computation of diluted earnings per share since their effect was anti-dilutive. See Note 8 for calculation of diluted income per common share.

Fair Value of Financial Instruments

The book values of cash, GST receivables and accounts payable approximate their respective fair values due to the short-term nature of these instruments. The fair value hierarchy under GAAP distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level one — Quoted market prices in active markets for identical assets or liabilities;
•	Level two — Inputs other than level one inputs that are either directly or indirectly observable; and
•	Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

We currently measure and report the fair value liability for stock options and warrants with a strike price currency different than the functional currency of the Company on a recurring basis. The fair value liabilities for non-employee stock options and warrants have been recorded as determined utilizing the Black-Scholes option pricing model. See Note 4 for further discussion of the inputs used in determining the fair value.

The asset retirement obligation is measured at fair value on a non-recurring basis using level 3 inputs based on discounted cash flows involving estimates, assumptions, and judgments regarding the cost, timing of settlement, credit-adjusted risk-free rate and inflation rates. See Note 6 for further discussion of the inputs used in determining the fair value.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. The Company's items of other comprehensive income (loss) are foreign currency translation adjustments and unrealized gains and losses on available-for-sale securities.

New Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

3. SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Tables
Office equipment

Office equipment is recorded at cost less accumulated depreciation using the straight-line method over the estimated useful lives of the assets which is estimated to be five years.

	December 31, 2012	December 31, 2011
Office equipment	$11,614	$11,614
Accumulated depreciation	(11,614)	(10,253)
Net book value	$–	$1,361

Stock Option Plans

The fair value of each option granted is estimated using the Black-Scholes option-pricing model on the date of grant. During the years ended December 31, 2012, 2011 and 2010 the following weighted average assumptions were used:

	2012	2011	2010
Dividend yield	0%	0%	0%
Expected volatility	152.6%	106.5%	108.82%
Risk-free rate	1.67%	0.92%	3.11%
Expected life in years	10	9	10

Liabilities measured at fair value

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We evaluate our hierarchy disclosures each quarter. Liabilities measured at fair value are summarized as follows as of:

December 31, 2012

	Level 1	Level 2	Level 3	Total
Derivative liability	$–	$–	$2,342,989	$2,342,989
Asset retirement obligation	$–	$–	$138,129	$138,129

December 31, 2011:

	Level 1	Level 2	Level 3	Total
Derivative liability	$–	$–	$484,777	$484,777
Asset retirement obligation	$–	$–	$127,688	$127,688

4. DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Liabilities Tables
Derivative liabilities

Derivative liabilities, consisting of the equity instruments such as options to non-employees and common share warrants with an exercise price in a different currency than the Company’s functional currency, are accounted for as separate liabilities measured at their respective fair values as follows:

Balance, December 31, 2009	$7,218,561

Re-classification to common stock on exercise of warrants	(622,134)
Re-classification to additional paid-in capital on cancellation of options	(117,985)
Change in fair value of derivative liabilities	(4,474,283)

Balance, December 31, 2010	2,004,159

Fair value of warrants issued in private placements	325,176
Foreign exchange effect on derivative liability	(38,719)
Change in fair value of derivative liabilities	(1,806,379)

Balance, December 31, 2011	484,777

Fair value of warrants issued in private placements	226,400
Change in fair value of derivative liabilities	1,620,319
Foreign exchange effect on derivative liability	11,493

Balance, December 31, 2012	$2,342,989

Fair value of the derivative liabilities

The fair value of the derivative liabilities has been determined using the Black-Scholes option pricing model using the following range of assumptions:

	December 31,	December 31,
	2012	2011

Risk-free interest rate	1.21 to 1.80%	0.86 to 0.92%
Expected life of derivative liability	2 to 10 yrs	1 to 9 yrs
Annualized volatility	201.4%	106.5%
Dividend rate	0.00%	0.00%

5. OIL AND GAS PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2012
OIL AND GAS PROPERTY INTERESTS
	2012 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,742,821	$41,663	2,784,484
Geological and geophysical	332,277	14,714	346,991
Project management	939,085	–	939,085
Drilling	3,727,034	–	3,727,034
Assaying and analysis	100,034	–	100,034
Asset retirement obligations	121,145	–	121,145
Camp and field supplies	44,205	–	44,205
Travel and accommodation	132,906	–	3,727,034
Total expenditures	$8,139,508	56,378	8,195,885

	2011 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,626,608	$40,732	$2,667,340
Geological and geophysical	312,177	14,385	326,526
Project management	918,096	–	918,096
Drilling	3,643,735	–	3,643,735
Assaying and analysis	67,564	–	67,564
Asset retirement obligations	105,253	–	105,253
Camp and field supplies	43,217	–	43,217
Travel and accommodation	129,936	–	129,936
Total expenditures	$7,846,586	$55,117	$7,901,703

PeaceRiverProperty [Member]
Future Minimum annual lease payments

The specific transactions entered into by the Company are as noted below.

Date	Number of Leases	Land Area (Hectares)	Annual Lease Payments
June 15, 2006	3	4,864	CDN $17,024 / USD $17,077
October 19, 2006	4	3,584	CDN $12,544 / USD $12,583
November 2, 2006	4	5,632	CDN $19,712 / USD $19,773
January 11, 2007	4	4,608	CDN $16,128 / USD $16,178
January 24, 2007	2	2,304	CDN $8,064 / USD $8,089
	17	20,992	CDN $73,472 / USD $73,700

DrownedProperty [Member]
Future Minimum annual lease payments

The following table sets forth the Company’s future minimum lease payments on its oil and gas properties.

	Total	Less than 1 year	1-3 years	4-5 years	More than five years
Peace River and Drowned properties	$617,640	$75,497	$149,197	$147,400	$245,366

8. SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
Share Capital Tables
Earnings per share

Diluted income per common share is computed similarly to basic income per common stock except that weighted average common stock is increased to include the potential issuance of dilutive common stock.

	2012	2011	2010
Net income (loss) for the year	$(1,856,790)	$1,629,255	$3,502,038

Weighted average common stock basic	71,340,773	68,847,251	66,473,025
Effect of options	–	8,128	72,984
Effect of warrants	–	330,072	6,713,909
Diluted	71,340,773	69,185,451	73,223,918

9. STOCK OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Unvested common stock options

The following table summarizes information concerning unvested common stock options under both the 2006 and 2002 Plans at December 31, 2012:

	Number of Unvested Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value

Unvested at December 31, 2009	270,000	$0.73	$0.60
Granted	100,000	0.330	0.21
Vested	(55,000)	0.46	0.47
Cancelled	(200,000)	0.61	0.57

Unvested at December 31, 2010	115,000	0.52	0.37
Vested	(65,000)	0.51	0.37
Cancelled	–	–	–

Unvested at December 31, 2011	50,000	0.13	0.37
Granted	1,400,000	0.16	0.07
Vested	(25,000)	0.40	0.12

Unvested at December 31, 2012	1,425,000	$0.17	$0.07

2002 Plan
Stock Option Activity

Activity under the 2002 Plan is summarized as follows:

	Available for Grant	Options Outstanding	Weighted Average Exercise Price
Balance, December 31, 2009	536,000	814,000	$0.11
Cancelled	680,000	(680,000)	0.11
Balance, December 31, 2010	1,216,000	134,000	0.11
Cancelled	134,000	(134,000)	0.11
Balance, December 31, 2011	1,350,000	–	0.11
Cancelled	–	–	–
Balance, December 31, 2012	1,350,000	–	$–

Plan 2006
Stock Option Activity

Activity under the 2006 Plan is summarized as follows:

	Available for Grant	Options Outstanding	Weighted Average Exercise Price
Balance, December 31, 2009	6,000,000	700,000	$1.11
Cancelled	200,000	(200,000)	$2.29
Granted	(100,000)	100,000	$0.33
Balance, December 31, 2010	6,100,000	600,000	$1.14
Granted	–	–	–
Cancelled	–	–	–
Balance, December 31, 2011	6,100,000	600,000	$1.14
Granted	(1,400,000)	1,400,000	$0.16
Cancelled	–	–	–
Balance, December 31, 2012	4,700,000	2,000,000	$0.46

Balance exercisable, December 31, 2012		575,000	$1.17

Outstanding and exercisable common stock options

The following table summarizes information concerning outstanding and exercisable common stock options under the 2006 Plan at December 31, 2012:

Range of Exercise Prices	Number of Options Outstanding	Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number of Options Currently Exercisable
$0.07	500,000	9.60	$0.07	-
$0.13	25,000	8.82	$0.13	25,000
$0.14	200,000	9.53	$0.14	-
$0.15	300,000	9.64	$0.15	-
$0.20	25,000	8.82	$0.20	25,000
$0.30	400,000	9.64	$0.30	-
$0.40	25,000	8.82	$0.40	25,000
$0.60	25,000	8.82	$0.60	-
$0.61	200,000	5.25	$0.61	200,000
$0.74	100,000	6.58	$0.74	100,000
$2.29	200,000	3.56	$2.29	200,000
	2,000,000			575,000

10. WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Warrants Tables
WARRANTS
Issued	Warrants	Weighted Average Exercise Price
Balance, December 31, 2009	15,599,600	$0.32
Warrants exercised	1,733,335	0.13
Balance, December 31, 2010	13,866,265	0.35
Warrants issued	2,547,620	0.19
Balance, December 31, 2011	16,413,885	0.19
Warrants issued	10,231,667	0.10
Warrants forfeited	(3,395,555)	0.23
Balance, December 31, 2012	23,249,997	$0.27

Warrants outstanding

The following table lists the common share warrants outstanding at December 31, 2012.  Each warrant is exchangeable for one common share.

Number Outstanding	Number Vested	Exercise Price	Expiry
1,034,310	1,034,310	$0.11	December 23, 2014*
3,526,400	3,526,400	$0.19	December 23, 2014*
450,000	450,000	$0.125	February 14, 2015*
3,900,000	3,900,000	$0.20	February 14, 2015*
280,000	280,000	$0.44	November 15, 2014*
280,000	280,000	$0.50	November 15, 2014*
500,000	500,000	$2.125	June 13, 2015*
500,000	500,000	$2.25	June 15, 2015*
1,000,000	1,000,000	$0.15	January 6, 2016
625,000	625,000	$0.24	March 16, 2016
714,286	714,286	$0.21	May 17, 2016
208,334	208,334	$0.18	August 12, 2016
2,500,000	2,500,000	$0.10	August 6, 2022
1,250,000		$0.10	August 6, 2017
2,500,000		$0.20	August 6, 2022
2,500,000		$0.30	August 6, 2022
625,000		$0.06	August 20, 2017
416,667		$0.09	September 19, 2017
440,000		$0.09	October 26, 2017
23,249,997	15,518,330	$0.31

11. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Deferred tax assets

The tax effects of temporary differences that give rise to the Company’s deferred tax assets are as follows:

	2012	2011
Deferred tax assets (liabilities)
Net operating loss carry-forwards	$1,009,000	$962,000
Capital losses	5,000	5,000
Office equipment	12,500	12,500
Oil and gas properties	281,000	281,000
Asset retirement obligation	41,500	34,000
	1,349,000	1,294,500
Valuation allowance	(1,349,000)	(1,294,500)
Net deferred tax asset	$–	$–

(Benefit) provision for income taxes

The (benefit) provision for income taxes differs from the amount of income tax determined by applying the applicable Canadian statutory federal income tax rate to pre-tax loss as a result of the following differences:

	2012	2011	2010
Statutory federal income tax rate	(25%)	(27%)	(29%)
Change in valuation allowance	(5%)	(5%)	(10%)
Non-deductible stock-based compensation	1%	2%	1%
Non-deductible change in fair value of derivative Liability	30%	30%	36%
Effect of foreign exchange	1%	2%	3%
Effect of reduction in income tax rate	(2%)	(2%)	(1%)
	-%	-%	-%

2. ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) (USD $)	12 Months Ended			90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Notes to Financial Statements
Loss from continuing operations	$ 1,856,790	$ (1,629,255)	$ (3,502,038)	$ 13,239,551
Change in fair value of derivative liability	1,620,319	(1,806,379)	(4,474,283)	1,549,875
Cash flows from operations	(190,894)	(171,862)	(224,383)	(2,325,688)
Accumulated deficit	$ (2,748,790)	$ (2,748,790)		$ (2,748,790)

3. SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Office equipment	$ 11,614	$ 11,614
Accumulated depreciation	(11,614)	(10,253)
Net book value		$ 1,361

3. SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	152.60%	106.50%	108.82%
Risk-free rate	1.67%	0.92%	3.11%
Expected life in years	10 years	9 years	10 years

3. SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative liability	$ 2,342,989	$ 484,777	$ 2,004,159	$ 7,218,561
Asset retirement obligation	138,129	127,688
Level 1 [Member]
Derivative liability
Asset retirement obligation
Level 2 [Member]
Derivative liability
Asset retirement obligation
Level 3 [Member]
Derivative liability	2,342,989	484,777
Asset retirement obligation	$ 138,129	$ 127,688

3. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended				90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012
Notes to Financial Statements
Cash equivalent balances	$ 0	$ 0			$ 0
Receivables allowance	0	0			0
Stock option expense for consulting fees	$ 40,826	$ 3,000	$ 4,775	$ 94,164	$ 8,694,865
Weighted average grant date fair value per option	$ 0.07	$ 0	$ 0.07
Potential common shares		8,657,486	7,813,372

4. DERIVATIVE LIABILITIES (Details) (USD $)	6 Months Ended	12 Months Ended						90 Months Ended
	Dec. 31, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012
Notes to Financial Statements
Derivative liability		$ 484,777	$ 2,004,159	$ 7,218,561
Re-classification to common stock on exercise of warrants	1,691,671	40,826			94,730	(120,151)	6,746,118
Re-classification to additional paid-in capital on cancellation of options				(117,985)
Fair value of warrants issued in private placements		226,400	325,176
Foreign exchange effect on derivative liability		11,493	(38,719)
Change in fair value of derivative liability		1,620,319	(1,806,379)	(4,474,283)				1,549,875
Derivative liability		$ 2,342,989	$ 484,777	$ 2,004,159				$ 2,342,989

4. DERIVATIVE LIABILITIES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Annualized volatility	201.40%	106.50%
Dividend rate	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	1.21%	0.86%
Expected life of derivative liability	2 years	1 year
Maximum [Member]
Risk-free interest rate	1.80%	0.92%
Expected life of derivative liability	10 years	9 years

5. OIL AND GAS PROPERTY INTERESTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property acquisition and lease payments	$ 2,784,484	$ 2,667,340
Geological and geophysical	346,991	326,526
Project management	939,085	918,096
Drilling	3,727,034	3,643,735
Assaying and analysis	100,034	67,564
Asset retirement obligations	121,145	105,253
Camp and field supplies	44,205	43,217
Travel and accommodation	3,727,034	129,936
Total expenditures	8,195,885	7,901,703
PeaceRiverProperty [Member]
Property acquisition and lease payments	2,742,821	2,626,608
Geological and geophysical	332,277	312,177
Project management	939,085	918,096
Drilling	3,727,034	3,643,735
Assaying and analysis	100,034	67,564
Asset retirement obligations	121,145	105,253
Camp and field supplies	44,205	43,217
Travel and accommodation	132,906	129,936
Total expenditures	8,139,508	7,846,586
DrownedProperty [Member]
Property acquisition and lease payments	41,663	40,732
Geological and geophysical	14,714	14,385
Project management
Drilling
Assaying and analysis
Asset retirement obligations
Camp and field supplies
Travel and accommodation
Total expenditures	$ 56,378	$ 55,117

5. OIL AND GAS PROPERTY INTERESTS (Details 1)	Dec. 31, 2012 lease
Number of Leases	17
Land Area	20,992
Annual Lease Payments	CDN $73,472 / USD $73,700
June 15, 2006 [Member]
Number of Leases	3
Land Area	4,864
Annual Lease Payments	CDN $17,024 / USD $17,077
October 19, 2006 [Member]
Number of Leases	4
Land Area	3,584
Annual Lease Payments	CDN $12,544 / USD $12,583
November 2, 2006 [Member]
Number of Leases	4
Land Area	5,632
Annual Lease Payments	CDN $19,712 / USD $19,773
January 11, 2007 [Member]
Number of Leases	4
Land Area	4,608
Annual Lease Payments	CDN $16,128 / USD $16,178
January 24, 2007 [Member]
Number of Leases	2
Land Area	2,304
Annual Lease Payments	CDN $8,064 / USD $8,089

5. OIL AND GAS PROPERTY INTERESTS (Details 2) (Peace River and Drowned properties [Member], USD $)	Dec. 31, 2012
Peace River and Drowned properties [Member]
Less than 1 year	$ 75,497
1-3 years	149,197
4-5 years	147,400
More than five years	245,366
Total	$ 617,640

6. ASSET RETIREMENT OBLIGATIONS (Details Narrative) (USD $)	12 Months Ended			90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Notes to Financial Statements
Asset retirement obligations	$ 138,129	$ 127,688		$ 138,129
Accretion expense	$ 7,500	$ 8,647	$ 8,344	$ 37,258

7. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Consulting Fees	$ 26,582	$ 5,487	$ 26,130
Directors fees	$ 0	$ 0

8. SHARE CAPITAL (Details) (USD $)	12 Months Ended			90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Notes to Financial Statements
Net income (loss) for the year	$ (1,856,790)	$ 1,629,255	$ 3,502,038	$ (13,116,796)
Weighted average common stock basic	71,340,773	68,847,251	66,437,025
Effect of options		8,128	72,984
Effect of warrants		330,072	6,713,909
Diluted	71,340,773	69,185,451	73,223,918

9. STOCK OPTION PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Outstanding
Options Outstanding	2,000,000
Exercisable	575,000
Plan 2006
Available for Grant
Beginning	6,100,000	6,100,000	6,000,000
Granted	(1,400,000)	0	(100,000)
Cancelled	0	0	200,000
Ending	4,700,000	6,100,000	6,100,000
Options Outstanding
Options Outstanding	1,400,000	600,000	700,000
Granted	600,000	0	(200,000)
Cancelled	0	0	100,000
Options Outstanding	2,000,000	1,400,000	600,000
Exercisable	575,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding	$ 1.14	$ 1.14	$ 1.11
Granted	$ 0.16	$ 0	$ 2.29
Cancelled	$ 0	$ 0	$ 0.33
Weighted Average Exercise Price Outstanding	$ 0.46	$ 1.14	$ 1.14
Weighted Average Exercise Price Exercisable	$ 1.17
2002 Plan
Available for Grant
Beginning	1,350,000	1,216,000	536,000
Cancelled		134,000	680,000
Ending	1,350,000	1,350,000	1,216,000
Options Outstanding
Options Outstanding		134,000	814,000
Cancelled		(134,000)	(680,000)
Options Outstanding			134,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding	$ 0.11	$ 0.11	$ 0.11
Cancelled		$ 0.11	$ 0.11
Weighted Average Exercise Price Outstanding		$ 0.11	$ 0.11

9. STOCK OPTION PLANS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Outstanding
Options Outstanding	2,000,000
Balance exercisable, December 31, 2012	575,000
2006 Plan
Available for Grant
Beginning	6,100,000	6,100,000	6,000,000
Cancelled			200,000
Granted	(1,400,001)		(100,000)
Ending	4,700,000	6,100,000	6,100,000
Options Outstanding
Options Outstanding	600,000	600,000	700,000
Cancelled			(200,000)
Granted	1,400,000		100,000
Options Outstanding	2,000,000	600,000	600,000
Balance exercisable, December 31, 2012	575,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding	$ 1.14	$ 1.14	$ 1.11
Cancelled			$ 2.29
Granted	$ 0.16		$ 0.33
Weighted Average Exercise Price Outstanding	$ 0.46	$ 1.14	$ 1.14
Balance exercisable, December 31, 2012	$ 1.17

9. STOCK OPTION PLANS (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options Outstanding	2,000,000
Number of Options Currently Exercisable	575,000
2006 Plan
Options Outstanding	2,000,000	600,000	600,000	700,000
Weighted Average Exercise Price Outstanding	$ 0.46	$ 1.14	$ 1.14	$ 1.11
Number of Options Currently Exercisable	575,000
Exercise Price 0.07 [Member] | 2006 Plan
Options Outstanding	500,000
Remaining Contractual Life	9 years 7 months 6 days
Weighted Average Exercise Price Outstanding	$ 0.07
Number of Options Currently Exercisable
Exercise Price 0.13 [Member] | 2006 Plan
Options Outstanding	25,000
Remaining Contractual Life	8 years 9 months 25 days
Weighted Average Exercise Price Outstanding	$ 0.13
Number of Options Currently Exercisable	25,000
Exercise Price 0.14 [Member] | 2006 Plan
Options Outstanding	200,000
Remaining Contractual Life	9 years 6 months 11 days
Weighted Average Exercise Price Outstanding	$ 0.14
Number of Options Currently Exercisable
Exercise Price 0.15 [Member] | 2006 Plan
Options Outstanding	300,000
Remaining Contractual Life	9 years 7 months 20 days
Weighted Average Exercise Price Outstanding	$ 0.15
Number of Options Currently Exercisable
Exercise Price 0.20 [Member] | 2006 Plan
Options Outstanding	25,000
Remaining Contractual Life	8 years 9 months 25 days
Weighted Average Exercise Price Outstanding	$ 0.2
Number of Options Currently Exercisable	25,000
Exercise Price 0.30 [Member] | 2006 Plan
Options Outstanding	400,000
Remaining Contractual Life	9 years 7 months 20 days
Weighted Average Exercise Price Outstanding	$ 0.3
Number of Options Currently Exercisable
Exercise Price 0.40 [Member] | 2006 Plan
Options Outstanding	25,000
Remaining Contractual Life	8 years 9 months 25 days
Weighted Average Exercise Price Outstanding	$ 0.4
Number of Options Currently Exercisable	25,000
Exercise Price 0.60 [Member] | 2006 Plan
Options Outstanding	25,000
Remaining Contractual Life	8 years 9 months 25 days
Weighted Average Exercise Price Outstanding	$ 0.6
Number of Options Currently Exercisable
Exercise Price 0.61 [Member] | 2006 Plan
Options Outstanding	200,000
Remaining Contractual Life	5 years 3 months
Weighted Average Exercise Price Outstanding	$ 0.61
Number of Options Currently Exercisable	200,000
Exercise Price 0.74 [Member] | 2006 Plan
Options Outstanding	100,000
Remaining Contractual Life	6 years 6 months 29 days
Weighted Average Exercise Price Outstanding	$ 0.74
Number of Options Currently Exercisable	100,000
Exercise Price 2.29 [Member] | 2006 Plan
Options Outstanding	200,000
Remaining Contractual Life	3 years 6 months 22 days
Weighted Average Exercise Price Outstanding	$ 2.29
Number of Options Currently Exercisable	200,000

9. STOCK OPTION PLANS (Details 3) (2006 and 2002 Plans [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2006 and 2002 Plans [Member]
Number of Unvested Options
Unvested Beginning	50,000	115,000	270,000
Granted	1,400,000		100,000
Vested	(25,000)	(65,000)	(55,000)
Cancelled			(200,000)
Unvested Ending	1,425,000	50,000	115,000
Weighted Average Exercise Price
Unvested Beginning	$ 0.13	$ 0.52	$ 0.73
Granted	$ 0.16		$ 0.33
Vested	$ 0.4	$ 0.51	$ 0.46
Cancelled			$ 0.61
Unvested Ending	$ 0.17	$ 0.13	$ 0.52
Weighted Average Grant Date Fair Value
Unvested Beginning	$ 0.37	$ 0.37	$ 0.6
Granted	$ 0.07		$ 0.21
Vested	$ 0.12	$ 0.37	$ 0.47
Cancelled			$ 0.57
Unvested Ending	$ 0.07	$ 0.37	$ 0.37

9. STOCK OPTION PLANS (Details Narrative) (USD $)	12 Months Ended				90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012
Notes to Financial Statements
Aggregate intrinsic value of stock options outstanding	$ 17,000	$ 0	$ 19,330		$ 17,000
Aggregate intrinsic value of stock options exercisable	0	0	18,580		0
Options cancelled unexercised			200,000
Fair value of liability instruments			117,985
Total unrecognized compensation cost related to all unvested options granted and outstanding	115,900	5,605	16,385		115,900
Unrecognized compensation cost is expected to be recognized over a weighted average period		2 years	2 years
Stock option expense for consulting fees	$ 40,826	$ 3,000	$ 4,775	$ 94,164	$ 8,694,865

10. WARRANTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants
Options Outstanding	2,000,000
Warrant [Member]
Warrants
Options Outstanding	16,413,885	13,866,265	15,599,600
Warrants exercised			1,733,335
Warrants issued	10,231,667	2,547,620
Warrants forfeited	(3,395,555)
Options Outstanding	23,249,997	16,413,885	13,866,265
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding	$ 0.19	$ 0.35	$ 0.32
Warrants exercised			$ 0.13
Warrants issued	$ 0.1	$ 0.19
Warrants forfeited	$ 0.23
Weighted Average Exercise Price Outstanding	$ 0.27	$ 0.19	$ 0.35

10. WARRANTS (Details 1) (USD $)	Dec. 31, 2012
Options Outstanding	2,000,000
Warrant One [Member]
Options Outstanding	1,034,310
Number Vested	1,034,310
Exercise Price	0.11
Expiry	2014-12-23
Warrant Two [Member]
Options Outstanding	3,526,400
Number Vested	3,526,400
Exercise Price	0.19
Expiry	2014-12-23
Warrant Three [Member]
Options Outstanding	450,000
Number Vested	450,000
Exercise Price	0.125
Expiry	2015-02-14
Warrant Four [Member]
Options Outstanding	3,900,000
Number Vested	3,900,000
Exercise Price	0.2
Expiry	2015-02-14
Warrant Five [Member]
Options Outstanding	280,000
Number Vested	280,000
Exercise Price	0.44
Expiry	2014-11-15
Warrant Six [Member]
Options Outstanding	280,000
Number Vested	280,000
Exercise Price	0.5
Expiry	2014-11-15
Warrant Seven [Member]
Options Outstanding	500,000
Number Vested	500,000
Exercise Price	2.125
Expiry	2015-06-13
Warrant Eight [Member]
Options Outstanding	500,000
Number Vested	500,000
Exercise Price	2.25
Expiry	2015-06-15
Warrant Nine [Member]
Options Outstanding	1,000,000
Number Vested	1,000,000
Exercise Price	0.15
Expiry	2016-01-06
Warrant Ten [Member]
Options Outstanding	625,000
Number Vested	625,000
Exercise Price	0.24
Expiry	2016-03-16
Warrant Eleven [Member]
Options Outstanding	714,286
Number Vested	714,286
Exercise Price	0.21
Expiry	2016-05-17
Warrant Twelve [Member]
Options Outstanding	208,334
Number Vested	208,334
Exercise Price	0.18
Expiry	2016-08-12
Warrant Thirteen [Member]
Options Outstanding	2,500,000
Number Vested	2,500,000
Exercise Price	0.1
Expiry	2022-08-06
Warrant Fourteen [Member]
Options Outstanding	1,250,000
Exercise Price	0.1
Expiry	2017-08-06
Warrant Fifteen [Member]
Options Outstanding	2,500,000
Exercise Price	0.2
Expiry	2022-08-06
Warrant Sixteen [Member]
Options Outstanding	2,500,000
Exercise Price	0.3
Expiry	2022-08-06
Warrant Seventeen [Member]
Options Outstanding	625,000
Exercise Price	0.06
Expiry	2017-08-20
Warrant Eighteen [Member]
Options Outstanding	416,667
Exercise Price	0.09
Expiry	2017-09-19
Warrant Ninteen [Member]
Options Outstanding	440,000
Exercise Price	0.09
Expiry	2017-10-26
Warrant Twenty [Member]
Options Outstanding	23,249,997
Number Vested	15,518,330
Exercise Price	0.31

11. INCOME TAXES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets (liabilities)
Net operating loss carry-forwards	$ 1,009,000	$ 962,000
Capital losses	5,000	5,000
Office equipment	12,500	12,500
Oil and gas properties	281,000	281,000
Asset retirement obligation	41,500	34,000
Gross deferred tax assets	1,349,000	1,294,500
Valuation allowance	(1,349,000)	(1,294,500)
Net deferred tax asset

11. INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Statutory federal income tax rate	(25.00%)	(27.00%)	(29.00%)
Change in valuation allowance	(5.00%)	(5.00%)	(10.00%)
Non-deductible stock-based compensation	1.00%	2.00%	1.00%
Non-deductible change in fair value of derivative Liability	30.00%	30.00%	36.00%
Effect of foreign exchange	1.00%	2.00%	3.00%
Effect of reduction in income tax rate	(2.00%)	(2.00%)	(1.00%)
Total

11. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009
Notes to Financial Statements
Canadian operating loss carry-forwards	$ 4,100,000
Operating loss carry-forwards expiration year Descrition	2014
Canadian oil and gas dedication pools	8,900,000
Changes in valuation allowance	$ 54,500	$ 56,500	$ 357,000